Goodwill and Other Intangible Assets	9 Months Ended
Sep. 30, 2021
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

9.Goodwill and Other Intangible Assets

	September 30, 2021	December 31, 2020
Identifiable intangibles on acquisition of InterMeccanica	$404,805	$407,751
Goodwill on acquisition of InterMeccanica	549,760	549,760
Other intangibles	11,956	11,956
	$966,521	$969,467